Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6 – INTANGIBLE ASSETS

Intangible assets, net consists of the following:

	Dec 31, 2025	Dec 31, 2024

Software (*)	706,924	706,924
Other intangible assets	406,739	350,336
Less: Accumulated amortization	(762,451)	(467,672)
Total intangible assets, net	351,212	589,588

(*) In 2024, the Group acquired an AI-Powered optimization platform to increase ridership and reduce operational costs. The transaction was classified as an asset acquisition under ASC 805, as the majority of the fair value of the acquired gross assets was concentrated in a single identifiable asset.

The following table summarizes the amortization expenses recorded in the consolidated statement of operations, for the year ended December 31, 2025, 2024 and 2023:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023

Cost of revenue	222,107	195,711	-
General and administrative expenses	72,671	102,790	98,200
Total	294,778	298,501	98,200